Capital Management - Summary of Company's Capital Structure (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Regulated Operations [Abstract]
Long-term debt payable within one year	$ 653	$ 731
Short-term notes payable	1,143	1,252
Less: cash and cash equivalents	(30)	(483)
Net Long-term debt payable within one year	1,766	1,500
Long-term debt	10,822	9,978
Convertible debentures (Notes 17, 18)	0	489	$ 487
Preferred shares	418	418
Common shares	5,661	5,643
Retained earnings	3,667	3,459
Total capital	$ 22,334	$ 21,487